GENERAL (Details)	1 Months Ended
Mar. 16, 2017
Subsequent Event [Member]
Accounting Policies [Line Items]
Stockholders' Equity, Reverse Stock Split	every twelve (12) Ordinary Shares with a nominal (par) value of NIS 0.6 each were consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 7.2 each.